Schedule of Inventory (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Inventory Schedule Of Inventory 1	526,810
Inventory Schedule Of Inventory 2	610,421
Inventory Schedule Of Inventory 3	552,780
Inventory Schedule Of Inventory 4	671,232
Inventory Schedule Of Inventory 5	1,079,590
Inventory Schedule Of Inventory 6	1,281,653